Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000024981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000024981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000024981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000024981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000024981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000024981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000024981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000024981 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000024981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000024981 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000024981 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000024981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000024981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000024981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[1]
C000024981 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000060632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000060632 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000060632 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000060632 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000060632 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000060632 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000060632 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000060632 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000060632 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000060632 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000060632 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000060632 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000060632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000060632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[2]
C000060632 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000127110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000127110 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000127110 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000127110 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000127110 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000127110 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000127110 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000127110 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000127110 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000127110 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000127110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000127110 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000127110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000127110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[3]
C000127110 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000127111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000127111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000127111 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000127111 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000127111 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000127111 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000127111 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000127111 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000127111 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000127111 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000127111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000127111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000127111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000127111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[4]
C000127111 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]

[1]	Based on net assets.
[2]	Based on net assets.
[3]	Based on net assets.
[4]	Based on net assets.